INTANGIBLE ASSETS, NET - Schedule (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥) item	Dec. 31, 2023 USD ($)
Intangible assets, net
Intangible assets, gross	¥ 6,010	¥ 5,876
Less: Accumulated amortization	204	178
Less: Accumulated impairment loss	526	420
Total	5,280	5,278		$ 744
Amortization expense of intangible assets	¥ 45	¥ 45	¥ 65
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Operating Income (Expense), Net	Other Operating Income (Expense), Net	Other Operating Income (Expense), Net
Legacy DH
Intangible assets, net
Number of brand names acquired | item			3
Manachised and franchised hotels
Intangible assets, net
Intangible assets, gross	¥ 281	¥ 368
Purchased software
Intangible assets, net
Intangible assets, gross	135	128
Other intangible assets
Intangible assets, net
Intangible assets, gross	75	77
Brand names
Intangible assets, net
Intangible assets, gross	5,327	5,111
Impairment loss recognized	160	167	¥ 160
Master brand agreement
Intangible assets, net
Intangible assets, gross	¥ 192	¥ 192